Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income (loss)	$ 20,227	$ (671,983)	$ 44,654
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Restricted stock amortization	12,154	7,317	8,956
Gain on bargain purchase of Seajacks	(57,436)	0	0
Vessel depreciation	10,190	48,369	54,224
Amortization of deferred financing costs	658	3,667	6,915
Write off of deferred financing costs	7,196	3,088	681
(Gain on vessels sold) loss / write down on assets held for sale	(19,598)	428,833	33,389
Net unrealized (gains) losses on equity investments	(9,651)	106,471	(114,762)
Dividend income from Scorpio Tankers (related party)	(862)	(1,087)	(2,163)
Drydocking expenditures	(3,443)	(22,597)	(3,237)
Changes in operating assets and liabilities:
Decrease in prepaid expenses and other assets	22,434	37,854	6,651
Increase (Decrease) in Accounts Receivable	(44,704)	8,923	(1,384)
Increase (Decrease) in Inventories	(9,928)	4,243	2,776
(Decrease) increase in accounts payable and accrued expenses	36,139	(25,085)	3,029
Decrease in net amounts due from related parties	7,880	9,314	2,993
Net cash provided by (used in) operating activities	8,242	(38,835)	33,880
Investing activities
Payments to Acquire Equity Method Investments	0	0	(1,500)
Proceeds from Sale of Equity Method Investments	64,155	42,711	1,547
Payments for (Proceeds from) Previous Acquisition	(25,719)	0	0
Proceeds from sale of assets held for sale	496,107	194,066	84,241
Proceeds from Dividends Received	862	1,087	2,163
Scrubber payments	0	(42,359)	(32,610)
Payments to Acquire Machinery and Equipment	36,465	0	0
Net cash provided by investing activities	550,378	195,505	53,841
Financing activities
Proceeds from Issuance of Common Stock	165,896	82,254	0
Payments for Repurchase of Common Stock	(1,407)	(16,724)	0
Dividends paid	(1,712)	(3,234)	(5,748)
Proceeds from Issuance of Debt	0	199,840	306,710
Repayments of long term debt	(651,422)	(377,334)	(409,002)
Debt issue cost paid	0	0	(4,646)
Net cash used in financing activities	(488,645)	(115,198)	(112,686)
Increase (decrease) in cash and cash equivalents	69,975	41,472	(24,965)
Cash and cash equivalents, beginning of period	84,002	42,530	67,495
Cash and cash equivalents, end of period	153,977	84,002	42,530
Supplemental cash flow information:
Interest paid	5,433	28,661	46,428
Non-cash activities
Right of use assets obtained in exchange for operating lease liabilities	0	0	50,296
Dividend distributed in stocks of Scorpio Tankers Inc.	0	0	33,699
Fair value of shares issued as part of Seajacks acquisition	152,288	0	0
Issuance of redeemable notes as part of Seajacks acquisition	$ 70,686	$ 0	$ 0